Consolidated statement of changes in equity - COP ($) $ in Millions	Subscribed and paid-in capital	Additional paid-in capital	Reserves	Other comprehensive income	Retained earnings	Total	Non-controlling interest	Total
Opening balance at Dec. 31, 2017	$ 25,040,067	$ 6,607,700	$ 2,177,869	$ 7,399,015	$ 5,210,302	$ 46,434,953	$ 1,780,746	$ 48,215,699
Net profit	0	0	0	0	11,381,386	11,381,386	974,004	12,355,390
Dividends declared	0	0	0	0	(3,659,386)	(3,659,386)	(840,626)	(4,500,012)
Other movements	0	(1)	0	0	(784)	(785)	38	(747)
Appropriation of reserves, net	0	0	2,961,026	0	(2,961,026)	0	0	0
Other comprehensive income
Cash flow hedge for future exports	0	0	0	(533,374)	0	(533,374)	0	(533,374)
Hedge of a net investment in a foreign operation	0	0	0	(971,954)	0	(971,954)	0	(971,954)
Cash flow hedge with derivative instruments	0	0	0	(37,904)	0	(37,904)	(14,270)	(52,174)
Foreign currency translation	0	0	0	2,529,268	0	2,529,268	69,974	2,599,242
Remeasurement loss on defined benefit plans	0	0	0	(4,290)	0	(4,290)	0	(4,290)
Other movements								0
Closing balance at Dec. 31, 2018	25,040,067	6,607,699	5,138,895	8,380,761	9,970,492	55,137,914	1,969,866	57,107,780
Net profit	0	0	0	0	13,744,011	13,744,011	1,261,144	15,005,155
Dividends declared	0	0	(3,659,386)	0	(9,251,256)	(12,910,642)	(1,010,206)	(13,920,848)
Business combination	0	0	0	0	0	0	1,606,390	1,606,390
Other movements	0	0	0	0	176,608	176,608	(350)	176,258
Legal	0	0	1,155,640	0	(1,155,640)	0	0	0
Fiscal and statutory reserves	0	0	509,082	0	(509,082)	0	0	0
Occasional	0	0	3,691,130	0	(3,691,130)	0	0	0
Appropriation of reserves, net	0	0	(3,050,703)	0	3,050,703	0	0	0
Other comprehensive income
Cash flow hedge for future exports	0	0	0	238,331	0	238,331	0	238,331
Hedge of a net investment in a foreign operation	0	0	0	(61,267)	0	(61,267)	0	(61,267)
Cash flow hedge with derivative instruments	0	0	0	34,651	0	34,651	11,800	46,451
Foreign currency translation	0	0	0	29,507	0	29,507	(20,806)	8,701
Remeasurement loss on defined benefit plans	0	0	0	(1,799,829)	0	(1,799,829)	0	(1,799,829)
Other movements	0	0	0	(175,494)	0	(175,494)	0	(175,494)
Closing balance at Dec. 31, 2019	25,040,067	6,607,699	3,784,658	6,646,660	12,334,706	54,413,790	3,817,838	58,231,628
Net profit	0	0	0	0	1,586,677	1,586,677	1,151,176	2,737,853
Dividends declared	0	0	0	0	(7,401,005)	(7,401,005)	(1,425,586)	(8,826,591)
Change in participation in subsidiaries	0	0	0	0	0	0	249	249
Legal	0	0	1,325,148	0	(1,325,148)	0	0	0
Fiscal and statutory reserves	0	0	509,082	0	(509,082)	0	0	0
Occasional	0	0	4,557,074	0	(4,557,074)	0	0	0
Appropriation of reserves, net	0	0	(540,826)	0	540,826	0	0	0
Other comprehensive income
Cash flow hedge for future exports	0	0	0	(722)	0	(722)	0	(722)
Hedge of a net investment in a foreign operation	0	0	0	(364,343)	0	(364,343)	0	(364,343)
Cash flow hedge with derivative instruments	0	0	0	40,443	0	40,443	14,629	55,072
Foreign currency translation	0	0	0	1,528,803	0	1,528,803	41,193	1,569,996
Remeasurement loss on defined benefit plans	0	0	0	96,221	0	96,221	0	96,221
Closing balance at Dec. 31, 2020	$ 25,040,067	$ 6,607,699	$ 9,635,136	$ 7,947,062	$ 669,900	$ 49,899,864	$ 3,599,499	$ 53,499,363